MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek a high level of current income consistent with preservation of capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Cash Reserve Fund	A	B	C	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A AND 529A

B AND 529B

C AND 529C

A AND 529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	4.00%	1.00%	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Cash Reserve Fund		A	B	C	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.29%	0.29%	0.29%	0.39%	0.39%	0.39%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		0.94%	1.69%	1.69%	1.04%	1.79%	1.79%	1.69%	1.19%	0.94%	0.69%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	none	none	(0.30%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.69%	1.69%	1.69%	0.74%	1.74%	1.74%	1.69%	1.19%	0.94%	0.69%
[1]	The fund's distributor, MFD, has agreed in writing to waive the Class A service fee, and the Class 529A service fee, to 0.00% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2012. In addition, the fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Cash Reserve Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		70	275	496	1,132
B
Class B Shares
		572	833	1,118	1,799
C
Class C Shares
		272	533	918	1,998
529A
Class 529A Shares
		76	301	545	1,244
529B
Class 529B Shares
		577	858	1,165	1,904
529C
Class 529C Shares
		277	558	965	2,101
R1
Class R1 Shares
		172	533	918	1,998
R2
Class R2 Shares
		121	378	654	1,443
R3
Class R3 Shares
		96	300	520	1,155
R4
Class R4 Shares
		70	221	384	859

Expense Example, No Redemption MFS Cash Reserve Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		172	533	918	1,799
C
Class C Shares assuming no redemption at end of period
		172	533	918	1,998
529B
Class 529B Shares assuming no redemption at end of period
		177	558	965	1,904
529C
Class 529C Shares assuming no redemption at end of period
		177	558	965	2,101

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks;

notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

In buying and selling investments for the fund, MFS seeks to comply with

Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Risks
Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.  An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political,

regulatory, geopolitical, or other conditions could cause the fund's share price to decrease to below $1.00.

Bank Focus Risk:  Events that affect the banking or related industries may have a significant adverse affect on the fund.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Foreign Exposure Risk:  Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, or other conditions.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was 0.00%.

During the period(s) shown in the bar chart, the highest quarterly return was

1.31% (for the calendar quarter ended March 31, 2001) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2009; the calendar quarter ended June 30, 2009; the calendar quarter ended September 30, 2009; the calendar quarter ended December 31, 2009; the calendar quarter ended March 31,

2010; the calendar quarter ended June 30, 2010; the calendar quarter ended

September 30, 2010; and the calendar quarter ended December 31, 2010).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Cash Reserve Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Returns Before Taxes A Shares	none	2.34%	2.06%
B	Returns Before Taxes B Shares	(4.00%)	1.38%	1.34%
C	Returns Before Taxes C Shares	(1.00%)	1.75%	1.34%
529A	Returns Before Taxes 529A Shares	none	2.21%	1.85%
529B	Returns Before Taxes 529B Shares	(4.00%)	1.25%	1.21%
529C	Returns Before Taxes 529C Shares	(1.00%)	1.63%	1.21%
R1	Returns Before Taxes R1 Shares	none	1.71%	1.15%
R2	Returns Before Taxes R2 Shares	none	1.98%	1.50%
R3	Returns Before Taxes R3 Shares	none	2.12%	1.79%
R4	Returns Before Taxes R4 Shares	none	2.30%	2.03%